Leases - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 1,615,679
2020	1,534,204
2021	639,829
2022	40,080
Total	$ 3,829,792